Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	59-2449419
Plan number	002
Cost	$ 503,931,259
Participant loans	74,562,266
Total investments at year end	$ 6,111,977,175
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 915,461
Cost	0
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,524,743,890
Cost	487,207,456
Preferred stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	887,402
Cost	0
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,964,442,765
Cost	0
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	436,216,436
Cost	16,723,803
US Treasury Notes
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	74,422,168
Cost	0
Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,169,762
Cost	0
Asset-Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,292,759
Cost	0
Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,748,373
Cost	0
Synthetic Guaranteed Investment Contract And Wrapper Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,575,893
Cost	0
Investment, Identifier [Axis]: Asset Backed Securities | ALLY AUTO RECEIVABLES TRUST 2024-1 5.08% 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	53,978
Current value	54,462
Investment, Identifier [Axis]: Asset Backed Securities | AMERICAN EXPRESS CR ACC MST TR 5.23% 04/15/20292029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	400,000
Current value	408,509
Investment, Identifier [Axis]: Asset Backed Securities | BA CR CARD TR 4.31% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	480,000
Current value	486,804
Investment, Identifier [Axis]: Asset Backed Securities | BMW VEHICLE LEASE TRUST 2025-1 4.43% 06/26/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	255,000
Current value	257,408
Investment, Identifier [Axis]: Asset Backed Securities | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2 5.82% 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	296,377
Current value	300,565
Investment, Identifier [Axis]: Asset Backed Securities | CARMAX AUTO OWNER TR 2023-4 6% 07/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	60,471
Current value	61,412
Investment, Identifier [Axis]: Asset Backed Securities | CARMAX AUTO OWNER TR 2024-2 5.5% 01/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	51,000
Current value	51,825
Investment, Identifier [Axis]: Asset Backed Securities | CARMAX AUTO OWNER TRUST 2024-1 4.92% 10/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	161,966
Current value	163,576
Investment, Identifier [Axis]: Asset Backed Securities | CARVANA AUTO RECEIVABLES TR 2025-P3 A3 4.04% 11/11/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	270,000
Current value	271,360
Investment, Identifier [Axis]: Asset Backed Securities | CARVANA AUTO RECEIVABLES TRUST 2025-P2 4.55% 08/12/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	180,000
Current value	182,039
Investment, Identifier [Axis]: Asset Backed Securities | CHASE ISSUANCE TR 4.16% 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	293,000
Current value	296,470
Investment, Identifier [Axis]: Asset Backed Securities | CHASE ISSUANCE TR 5.08% 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	576,000
Current value	597,170
Investment, Identifier [Axis]: Asset Backed Securities | CITIBANK CR CARD ISSUANCE TR 4.3% 06/21/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	565,000
Current value	572,384
Investment, Identifier [Axis]: Asset Backed Securities | CITIZENS AUTO RECEIVABLES TRUST 2024-2 5.33% 08/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	69,541
Current value	70,186
Investment, Identifier [Axis]: Asset Backed Securities | DAIMLER TRUCKS RETAIL TRUST 2024-1 5.49% 12/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	174,805
Current value	176,686
Investment, Identifier [Axis]: Asset Backed Securities | DELL EQUIP FIN TR 2023-2 5.65% 01/22/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	36,480
Current value	36,616
Investment, Identifier [Axis]: Asset Backed Securities | DELL EQUIPMENT FINANCE TRUST 2023-3 A3 5.93% 04/23/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	93,946
Current value	94,581
Investment, Identifier [Axis]: Asset Backed Securities | DELL EQUIPMENT FINANCE TRUST 24-1 5.39% 03/22/2030144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	104,754
Current value	105,643
Investment, Identifier [Axis]: Asset Backed Securities | DLLAA 2023-1A 5.64% 02/22/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	30,949
Current value	31,331
Investment, Identifier [Axis]: Asset Backed Securities | DLLAD 2024-1 LLC 5.3% 07/20/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	21,000
Current value	21,473
Investment, Identifier [Axis]: Asset Backed Securities | DLLMT 2024-1 LLC 4.84% 08/21/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	127,000
Current value	128,354
Investment, Identifier [Axis]: Asset Backed Securities | FORD CR FLOORPLN MAST OWN TR A 5.29% 04/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	335,000
Current value	341,729
Investment, Identifier [Axis]: Asset Backed Securities | FORD CREDIT AUTO OWNER TRUST 2023-B 5.23% 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	175,289
Current value	176,830
Investment, Identifier [Axis]: Asset Backed Securities | FORDF 2025-1 A1 4.63% 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	195,000
Current value	198,681
Investment, Identifier [Axis]: Asset Backed Securities | GM FINANCIAL SECURITIZED TERM AUTO RECEIVABLES TR2023-4 5.78% 08/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	245,621
Current value	248,687
Investment, Identifier [Axis]: Asset Backed Securities | HUNTINGTON AUTO TR 2024-1 5.23% 01/16/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	398,083
Current value	402,896
Investment, Identifier [Axis]: Asset Backed Securities | HYUNDAI AUTO RECEIVABLES TRUST 2023-A 4.58% 04/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	29,431
Current value	29,516
Investment, Identifier [Axis]: Asset Backed Securities | HYUNDAI AUTO RECEIVABLES TRUST 2023-B 5.48% 04/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	44,095
Current value	44,512
Investment, Identifier [Axis]: Asset Backed Securities | HYUNDAI AUTO RECEIVABLES TRUST 25-B 4.36% 12/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	340,000
Current value	343,941
Investment, Identifier [Axis]: Asset Backed Securities | MERCEDES-BENZ AUTO LEASE TRUST 2024-A 5.32% 01/18/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	75,000
Current value	75,906
Investment, Identifier [Axis]: Asset Backed Securities | MERCEDES-BENZ AUTO LEASE TRUST 2025-A 4.61% 04/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	240,000
Current value	243,685
Investment, Identifier [Axis]: Asset Backed Securities | NISSAN AUTO RECEIVABLES 2023-B OWNER TR 5.93% 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	134,897
Current value	136,377
Investment, Identifier [Axis]: Asset Backed Securities | NISSAN MASTER OWNER TR RECEIVABLE 5.05% 02/15/2029144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	133,000
Current value	134,891
Investment, Identifier [Axis]: Asset Backed Securities | PORSCHE FINL AUTO SECURITIZATION TR 2023 5.79% 01/22/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	78,112
Current value	78,826
Investment, Identifier [Axis]: Asset Backed Securities | T-MOBILE US TRUST 2025-2 4.34% 04/22/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	270,000
Current value	272,818
Investment, Identifier [Axis]: Asset Backed Securities | TESLA 2024-A A3 5.3% 06/21/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	89,816
Current value	90,254
Investment, Identifier [Axis]: Asset Backed Securities | USAA AUTO OWNER TRUST 2023-A 5.58% 05/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	85,791
Current value	86,540
Investment, Identifier [Axis]: Asset Backed Securities | USB AUTO OWNER TRUST 2025-1 4.49% 06/17/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	85,000
Current value	85,873
Investment, Identifier [Axis]: Asset Backed Securities | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-1 5.02% 06/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	139,075
Current value	140,077
Investment, Identifier [Axis]: Asset Backed Securities | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-2 5.48% 12/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	265,278
Current value	269,024
Investment, Identifier [Axis]: Asset Backed Securities | WELLS FARGO CARD ISSUANCE TRUST 4.34% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	335,000
Current value	340,172
Investment, Identifier [Axis]: Asset Backed Securities | WHEELS FLEET LEASE FUNDING 1 LLC 25-3A A1 0% 09/18/2040 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	200,000
Current value	200,850
Investment, Identifier [Axis]: Asset Backed Securities | WORLD OMNI AUTO RECEIVABLES TR 2023-D 5.79% 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	214,258
Current value	217,352
Investment, Identifier [Axis]: Asset Backed Securities | WORLD OMNI AUTO RECEIVABLES TR 2024-A 4.86% 03/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	394,011
Current value	396,998
Investment, Identifier [Axis]: Asset Backed Securities | WORLD OMNI AUTO RECEIVABLES TR 2024-B 5.27% 09/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	167,475
Current value	169,411
Investment, Identifier [Axis]: Asset Backed Securities | WORLD OMNI AUTO RECEIVABLES TRUST 2023-C 5.15% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	29,343
Current value	29,582
Investment, Identifier [Axis]: Asset Backed Securities | WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TR 2024-A 5.26% 10/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	167,000
Current value	168,477
Investment, Identifier [Axis]: Cash and Cash Equivalents | USD (US Dollars)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	915,461
Current value	915,461
Investment, Identifier [Axis]: Collective Trust Funds | BLACKROCK RUSSELL 2000 INDEX FUND M
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,123,461
Current value	41,327,067
Investment, Identifier [Axis]: Collective Trust Funds | BTC ACWI EX US IMI M
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,065,858
Current value	73,787,843
Investment, Identifier [Axis]: Collective Trust Funds | BTC EQUITY INDEX J
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	13,929,269
Current value	465,988,361
Investment, Identifier [Axis]: Collective Trust Funds | BTC RUSSELL 3000 M
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	4,711,016
Current value	190,813,568
Investment, Identifier [Axis]: Collective Trust Funds | BTC US DEBT INDEX M
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,572,779
Current value	45,997,745
Investment, Identifier [Axis]: Collective Trust Funds | COHEN & STEERS US REALTY SHARES B
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,896,435
Current value	41,854,312
Investment, Identifier [Axis]: Collective Trust Funds | EARNEST SMID CP CORE
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	467,256
Current value	8,200,345
Investment, Identifier [Axis]: Collective Trust Funds | LS CORE PL FXINC D
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,755,930
Current value	49,193,356
Investment, Identifier [Axis]: Collective Trust Funds | PIMCO DIVERSIFIED REAL ASSET TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	676,466
Current value	13,718,739
Investment, Identifier [Axis]: Collective Trust Funds | RUSSELL 2000 ALPHA TILTS FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,393,111
Current value	60,477,283
Investment, Identifier [Axis]: Collective Trust Funds | SSBK GOVERNMENT STIF FUND (US LARGE CAP GROWTH FUND)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,626,736
Current value	4,234,757
Investment, Identifier [Axis]: Collective Trust Funds | SSBK STIF FUND (SMALL MID CAP GROWTH FUND)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	82,360
Current value	82,360
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2020 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	335,293
Current value	27,738,808
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2025 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,628,908
Current value	245,382,231
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2030 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,653,042
Current value	169,949,259
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2035 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	4,159,416
Current value	468,724,603
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2040 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,038,870
Current value	126,482,423
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2045 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,228,877
Current value	415,104,397
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2050 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	987,490
Current value	130,486,903
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2055 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,479,539
Current value	195,254,770
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2060 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	874,584
Current value	69,529,452
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2065 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	906,313
Current value	44,481,835
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT 2070 TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	345,463
Current value	10,274,077
Investment, Identifier [Axis]: Collective Trust Funds | VANGUARD TARGET RETIREMENT INCOME TRUST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,047,240
Current value	65,358,271
Investment, Identifier [Axis]: Common Stock | ADVANCED MICRO DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,641
Current value	565,597
Investment, Identifier [Axis]: Common Stock | ADYEN BV ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	265,000
Current value	4,232,050
Investment, Identifier [Axis]: Common Stock | ALPHABET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	153,712
Current value	48,111,856
Investment, Identifier [Axis]: Common Stock | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	119,172
Current value	27,507,281
Investment, Identifier [Axis]: Common Stock | AMPHENOL CORPORATION CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	120,892
Current value	16,337,345
Investment, Identifier [Axis]: Common Stock | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	203,843
Current value	55,416,758
Investment, Identifier [Axis]: Common Stock | APPLOVIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	9,758
Current value	6,575,135
Investment, Identifier [Axis]: Common Stock | ARES MANAGEMENT CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	8,996
Current value	1,454,023
Investment, Identifier [Axis]: Common Stock | ARGENX SE SPONSORED ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	6,282
Current value	5,282,848
Investment, Identifier [Axis]: Common Stock | ARISTA NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	78,328
Current value	10,263,318
Investment, Identifier [Axis]: Common Stock | BLOCK INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	247,836
Current value	16,131,645
Investment, Identifier [Axis]: Common Stock | BOEING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	25,307
Current value	5,494,656
Investment, Identifier [Axis]: Common Stock | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	97,670
Current value	33,803,587
Investment, Identifier [Axis]: Common Stock | CHIPOTLE MEXICAN GRILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	110,587
Current value	4,091,719
Investment, Identifier [Axis]: Common Stock | CIENA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	14,000
Current value	3,274,180
Investment, Identifier [Axis]: Common Stock | CIGNA GROUP (THE)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	10,781
Current value	2,967,255
Investment, Identifier [Axis]: Common Stock | COUPANG INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	153,795
Current value	3,628,024
Investment, Identifier [Axis]: Common Stock | DANAHER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	16,732
Current value	3,830,289
Investment, Identifier [Axis]: Common Stock | DATADOG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	36,000
Current value	4,895,640
Investment, Identifier [Axis]: Common Stock | DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	21,800
Current value	4,937,264
Investment, Identifier [Axis]: Common Stock | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	13,829
Current value	14,861,750
Investment, Identifier [Axis]: Common Stock | ENTEGRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	72,290
Current value	6,090,432
Investment, Identifier [Axis]: Common Stock | EQUIFAX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	7,956
Current value	1,726,293
Investment, Identifier [Axis]: Common Stock | FABRINET
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	8,200
Current value	3,733,296
Investment, Identifier [Axis]: Common Stock | GCI LIBERTY INC CL A ESCROWE LINE
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	88,380
Current value	1
Investment, Identifier [Axis]: Common Stock | HOWMET AEROSPACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	46,741
Current value	9,582,840
Investment, Identifier [Axis]: Common Stock | HUBSPOT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	25,140
Current value	10,088,682
Investment, Identifier [Axis]: Common Stock | INGERSOLL RAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	41,086
Current value	3,254,833
Investment, Identifier [Axis]: Common Stock | INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	24,837
Current value	16,452,526
Investment, Identifier [Axis]: Common Stock | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	25,182
Current value	14,262,077
Investment, Identifier [Axis]: Common Stock | LATTICE SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	68,269
Current value	5,023,233
Investment, Identifier [Axis]: Common Stock | MAGIC LEAP INC A P/P
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	719
Current value	0
Investment, Identifier [Axis]: Common Stock | MASTERCARD INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	35,334
Current value	20,171,474
Investment, Identifier [Axis]: Common Stock | MERCADOLIBRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,250
Current value	6,546,345
Investment, Identifier [Axis]: Common Stock | META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	36,742
Current value	24,253,027
Investment, Identifier [Axis]: Common Stock | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	151,137
Current value	73,092,876
Investment, Identifier [Axis]: Common Stock | MONGODB INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	12,133
Current value	5,092,099
Investment, Identifier [Axis]: Common Stock | NATERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	28,324
Current value	6,488,745
Investment, Identifier [Axis]: Common Stock | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	78,838
Current value	7,391,851
Investment, Identifier [Axis]: Common Stock | NEXTERA ENERGY, INC. (NONPARTICIPANT-DIRECTED)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	18,676,412
Current value	1,499,342,322
Cost	487,207,456
Investment, Identifier [Axis]: Common Stock | NEXTERA ENERGY, INC. (PARTICIPANT-DIRECTED)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	4,964,101
Current value	398,518,053
Investment, Identifier [Axis]: Common Stock | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	398,000
Current value	74,227,000
Investment, Identifier [Axis]: Common Stock | ROCKET COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	84,100
Current value	1,628,176
Investment, Identifier [Axis]: Common Stock | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	60,945
Current value	9,336,165
Investment, Identifier [Axis]: Common Stock | SHOPIFY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	27,471
Current value	4,422,007
Investment, Identifier [Axis]: Common Stock | STRIPE INC CLASS B PP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	9,148
Current value	378,910
Investment, Identifier [Axis]: Common Stock | STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	22,137
Current value	7,780,491
Investment, Identifier [Axis]: Common Stock | THE BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,455
Current value	7,792,005
Investment, Identifier [Axis]: Common Stock | TOWER SEMICONDCTR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	25,300
Current value	2,970,726
Investment, Identifier [Axis]: Common Stock | TRADEWEB MARKETS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	47,893
Current value	5,150,413
Investment, Identifier [Axis]: Common Stock | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	27,728
Current value	9,153,290
Investment, Identifier [Axis]: Common Stock | VISA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	48,848
Current value	17,131,482
Investment, Identifier [Axis]: Corporate Bonds | ALPHABET INC 3.875% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	280,000
Current value	283,023
Investment, Identifier [Axis]: Corporate Bonds | ALPHABET INC 4.1% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	280,000
Current value	282,613
Investment, Identifier [Axis]: Corporate Bonds | BANK OF AMERICA CORPORATION 4.948%/VAR 07/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	800,000
Current value	828,860
Investment, Identifier [Axis]: Corporate Bonds | BANK OF MONTREAL QUE 5.37% 06/04/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	360,000
Current value	368,928
Investment, Identifier [Axis]: Corporate Bonds | BANK OF NOVA SCOTIA 4.404%/VAR 09/08/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	420,000
Current value	428,025
Investment, Identifier [Axis]: Corporate Bonds | BANQUE FED CRED MUTUEL PARIS 5.194% 02/16/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	300,000
Current value	312,611
Investment, Identifier [Axis]: Corporate Bonds | CANADIAN IMPERIAL BK OF COMM 3.45% 04/07/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	800,000
Current value	802,373
Investment, Identifier [Axis]: Corporate Bonds | CANADIAN IMPERIAL BK OF COMM 5.237% 06/28/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	300,000
Current value	305,816
Investment, Identifier [Axis]: Corporate Bonds | CITIBANK NA 4.576% 05/29/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	370,000
Current value	375,278
Investment, Identifier [Axis]: Corporate Bonds | CME GROUP INC 4.4% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	370,000
Current value	380,116
Investment, Identifier [Axis]: Corporate Bonds | DUKE ENERGY CAROLINAS LLC 4.85% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	158,000
Current value	164,923
Investment, Identifier [Axis]: Corporate Bonds | EQUINOR ASA 1.75% 01/22/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	120,000
Current value	120,778
Investment, Identifier [Axis]: Corporate Bonds | GUARDIAN LIFE GLOBAL FUNDING 1.4% 07/06/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	800,000
Current value	776,651
Investment, Identifier [Axis]: Corporate Bonds | JPMORGAN CHASE & CO 2.947%/VAR 02/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	604,000
Current value	602,921
Investment, Identifier [Axis]: Corporate Bonds | JPMORGAN CHASE & CO 4.851%/VAR 07/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	500,000
Current value	516,974
Investment, Identifier [Axis]: Corporate Bonds | JPMORGAN CHASE & CO 5.571%/VAR 04/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	255,000
Current value	262,844
Investment, Identifier [Axis]: Corporate Bonds | MASSMUTUAL GLOBAL FDG II 5.1% 04/09/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	412,000
Current value	422,782
Investment, Identifier [Axis]: Corporate Bonds | MET TOWER GLOBAL FUNDING 4% 10/01/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	150,000
Current value	151,808
Investment, Identifier [Axis]: Corporate Bonds | MET TOWER GLOBAL FUNDING 4.2% 09/16/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	230,000
Current value	231,736
Investment, Identifier [Axis]: Corporate Bonds | META PLATFORMS INC 3.85% 08/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	420,000
Current value	413,534
Investment, Identifier [Axis]: Corporate Bonds | META PLATFORMS INC 4.2% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	154,000
Current value	155,368
Investment, Identifier [Axis]: Corporate Bonds | METROPOLITAN LIFE GLOBAL FUNDING I 4.9% 01/09/2030144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	380,000
Current value	397,705
Investment, Identifier [Axis]: Corporate Bonds | MORGAN STANLEY BK NA SALT LAKE 4.968%/VAR 07/14/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	284,000
Current value	294,516
Investment, Identifier [Axis]: Corporate Bonds | MORGAN STANLEY BK NA SALT LAKE 5.016%/VAR 01/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	250,000
Current value	260,491
Investment, Identifier [Axis]: Corporate Bonds | MORGAN STANLEY PRIVATE BANK NA 4.465%/VAR 11/19/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	330,000
Current value	332,614
Investment, Identifier [Axis]: Corporate Bonds | NORDEA BANK ABP 4.375% 03/17/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	370,000
Current value	378,601
Investment, Identifier [Axis]: Corporate Bonds | PACIFIC LIFE GF II 4.5% 08/28/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	420,000
Current value	430,497
Investment, Identifier [Axis]: Corporate Bonds | PRICOA GLOBAL FDG I 4.4% 08/27/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	430,000
Current value	440,326
Investment, Identifier [Axis]: Corporate Bonds | PRICOA GLOBAL FDG I 4.7% 05/28/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	370,000
Current value	378,119
Investment, Identifier [Axis]: Corporate Bonds | RGA GLOBAL FUNDING 5.448% 05/24/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	213,000
Current value	221,572
Investment, Identifier [Axis]: Corporate Bonds | STATE STREET CORP 2.203%/VAR 02/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	510,000
Current value	505,223
Investment, Identifier [Axis]: Corporate Bonds | STATE STREET CORP 4.53%/VAR 02/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	203,000
Current value	208,961
Investment, Identifier [Axis]: Corporate Bonds | TORONTO DOMINION BANK 4.783% 12/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	295,000
Current value	302,475
Investment, Identifier [Axis]: Corporate Bonds | WESTERN-SOUTHERN GLOBAL FUNDING 4.5% 07/16/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	360,000
Current value	370,112
Investment, Identifier [Axis]: Corporate Bonds | WESTERN-SOUTHERN GLOBAL FUNDING 4.9% 05/01/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	38,000
Current value	39,199
Investment, Identifier [Axis]: Mortgage Backed Securities | BENCHMARK MORTGAGE TRUST 2018-B7 A2 4.377% 05/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	259,150
Current value	259,757
Investment, Identifier [Axis]: Mortgage Backed Securities | BENCHMARK MTG TR 2018-B8 A2 4.149% 01/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	40,496
Current value	40,560
Investment, Identifier [Axis]: Mortgage Backed Securities | BX 2021-BXMF TSFR1M+75.041 10/15/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	214,152
Current value	214,286
Investment, Identifier [Axis]: Mortgage Backed Securities | BX COML MTG TR 2024-GPA3 A TSFR1M+149.25 12/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	26,488
Current value	26,551
Investment, Identifier [Axis]: Mortgage Backed Securities | BX COMMERCIAL MORTGAGE TRUST 2021-PAC TSFR1M+80.358 21 10/15/2036 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	325,000
Current value	324,686
Investment, Identifier [Axis]: Mortgage Backed Securities | BX COMMERCIAL MORTGAGE TRUST 22-LP2 A TSFR1M+96.2702/15/2039 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	60,628
Current value	60,671
Investment, Identifier [Axis]: Mortgage Backed Securities | BX TR 2021-ACNT TSFR1M+96.448 11/15/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	101,421
Current value	101,585
Investment, Identifier [Axis]: Mortgage Backed Securities | CENT TRUST 2025-CITY A VAR 07/10/2040 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	100,000
Current value	101,723
Investment, Identifier [Axis]: Mortgage Backed Securities | ELP COML MTG TR 2025-ELP 4.71318% 11/13/2042 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	100,000
Current value	100,382
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT 4% 07/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	102,599
Current value	102,473
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT 4847 CA 3.5% 11/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	42,321
Current value	42,188
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT K545 A2 4.29% 07/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	257,000
Current value	260,327
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT VAR 07/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	340,000
Current value	344,068
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTGE CORP 4765 QA 3% 02/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	195,906
Current value	189,027
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM 2011-26 PA 4.5% 04/25/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	52,636
Current value	52,906
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM 2017-97 P 3% 01/25/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	189,725
Current value	180,472
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 1.85% 05/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	115,756
Current value	109,462
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 2017-11 HA 3.5% 12/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	168,953
Current value	165,442
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 2018-3 LP 3% 02/25/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	288,915
Current value	276,394
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 3% 03/25/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	395,591
Current value	379,553
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 3.0% 04/25/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	50,287
Current value	49,046
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 3.5% 02/25/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	48,784
Current value	48,564
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NATL MTG AS GTD RE PTT 2016-105 PA 3.5% 04/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	75,206
Current value	74,192
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NATL MTG AS GTD RE PTT 2018-11 LA 3.5% 07/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	96,617
Current value	95,463
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 15YR 2.5% 01/01/2028#SB0799
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	18,099
Current value	17,960
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 15YR 2.5% 12/01/2031#SB0093
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	199,459
Current value	193,601
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 15YR 3% 03/01/2033#SB0181
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	377,485
Current value	369,256
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 15YR 3% 05/01/2033#G16550
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	149,152
Current value	145,942
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 20YR 3% 11/01/2033#G30872
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	135,257
Current value	132,059
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 20YR 3.5% 06/01/2032#C91456
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	103,948
Current value	103,113
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 20YR 3.5% 07/01/2032#G31067
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	55,494
Current value	55,058
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 25YR 5.50% 7/35 #G05815
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	7,461
Current value	7,758
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 5.50% 3/34 #G01665
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	11,776
Current value	12,251
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 5.50% 5/34 #Z40042
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	82,987
Current value	86,127
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 7.50% 7/34 #G02115
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	10,671
Current value	11,211
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 2% 02/01/2028#FS3865
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	28,352
Current value	27,930
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 2.5% 01/01/2028#FS3867
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	22,430
Current value	22,248
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 2.5% 01/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	52,199
Current value	51,571
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 2.5% 10/01/2031#AS8010
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	84,122
Current value	81,688
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 3% 02/01/2033#BM5108
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	476,300
Current value	466,196
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 3% 12/01/2032#BM5109
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	430,348
Current value	422,786
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 3.5% 02/01/2033#FM9794
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	52,138
Current value	51,869
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 3.5% 09/01/2029#AL5878
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	26,617
Current value	26,534
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 3.5% 11/01/2030#AL7688
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	25,472
Current value	25,385
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 3.5% 12/01/2028#AV1907
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,823
Current value	1,818
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 4% 02/01/2034#FM3001
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	238,943
Current value	240,956
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15YR 4% 03/01/2034#FM2867
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	544,019
Current value	548,431
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 2.5% 01/01/2033#AL2974
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	34,176
Current value	32,785
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 2.5% 01/01/2033#AL2975
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	46,549
Current value	44,655
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 2.5% 01/01/2033#AL2976
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	26,321
Current value	25,211
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 2.5% 01/01/2033#AL2982
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	28,331
Current value	27,206
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 3.00% 11/32 #MA1237
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	391,167
Current value	381,856
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 4.5% 03/01/2039#FM1774
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	27,589
Current value	27,937
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 4.5% 06/01/2039#FM1045
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	14,043
Current value	14,220
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20YR 4.5% 08/01/2039#FM1353
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	37,569
Current value	38,042
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 5.50% 11/34 #310105
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	60,174
Current value	62,395
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 12/32 #735415
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,723
Current value	1,811
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 12/35 #AD0723
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	9,240
Current value	9,737
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 7/32 #545759
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,058
Current value	3,214
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 7/32 #545762
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,726
Current value	1,813
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 7/35 #745092
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,964
Current value	2,073
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 8/36 #888034
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,155
Current value	2,273
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 8/36 #888544
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	8,548
Current value	9,005
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6.50% 8/36 #AE0746
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	7,223
Current value	7,609
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA GTD MTG PASS THRU CTF 3.5% 10/25/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	98,438
Current value	97,935
Investment, Identifier [Axis]: Mortgage Backed Securities | FNR 2013-16 GP 3% 1/1/33
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	14,452
Current value	14,331
Investment, Identifier [Axis]: Mortgage Backed Securities | FNR 2015-42 LE 3.0% 06/25/45
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	114,492
Current value	110,897
Investment, Identifier [Axis]: Mortgage Backed Securities | FNR 2016-19 AH 3% 04/46
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	100,845
Current value	96,830
Investment, Identifier [Axis]: Mortgage Backed Securities | FNR 2017-20 AP 3.5% 03/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	196,915
Current value	194,376
Investment, Identifier [Axis]: Mortgage Backed Securities | FREDDIE MAC REMICS 2018-4766 MA 3.5% 02/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	170,218
Current value	168,382
Investment, Identifier [Axis]: Mortgage Backed Securities | FREDDIE MAC REMICS 3% 10/25/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	199,445
Current value	188,324
Investment, Identifier [Axis]: Mortgage Backed Securities | INT COMMERCIAL MORTGAGE TRUST 2025-PLAZA VAR 11/05/2037 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	100,000
Current value	100,784
Investment, Identifier [Axis]: Mortgage Backed Securities | LIFE FINANCIAL SERVICES TRUST 2022 TSFR1M+129.52405/15/2039 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	459,000
Current value	443,750
Investment, Identifier [Axis]: Mortgage Backed Securities | SREIT TR 2021-MFP TSFR1M+84.528 08 11/15/2038 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	249,136
Current value	249,523
Investment, Identifier [Axis]: Mortgage Backed Securities | TAUBMAN CENTERS COMMERCIAL MORTGAGE TRUST 24-DPM ATSFR1M+139.27 12/15/2039 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	111,000
Current value	111,262
Investment, Identifier [Axis]: Preferred Stock | NURO INC/CA SER C PC PP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	47,663
Current value	557,657
Investment, Identifier [Axis]: Preferred Stock | RAPPI INC SER E PFD PERP PP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	9,111
Current value	161,902
Investment, Identifier [Axis]: Preferred Stock | SILA NANOTECHNOLOGIES INC SER F 0% PC PP
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	9,212
Current value	167,843
Investment, Identifier [Axis]: Registered Investment Companies | AF EUROPAC GROWTH R6
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,507,648
Current value	91,333,293
Investment, Identifier [Axis]: Registered Investment Companies | EATON VANCE FLOATING-RATE & HIGH INCOME FUND R6
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,625,123
Current value	21,158,495
Investment, Identifier [Axis]: Registered Investment Companies | FIDELITY INSTITUTIONAL CASH PORTFOLIO (MANAGED INCOME FUND)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,956,496
Current value	1,956,496
Investment, Identifier [Axis]: Registered Investment Companies | FIDELITY INSTITUTIONAL CASH PORTFOLIO (NEXTERA ENERGY, INC. NONPARTICIPANT-DIRECTED)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	16,723,803
Current value	16,723,803
Cost	16,723,803
Investment, Identifier [Axis]: Registered Investment Companies | FIDELITY INSTITUTIONAL CASH PORTFOLIO (NEXTERA ENERGY, INC. PARTICIPANT-DIRECTED)
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,608,636
Current value	1,608,636
Investment, Identifier [Axis]: Registered Investment Companies | JPM EQUITY INCOME R6 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	5,506,847
Current value	136,294,456
Investment, Identifier [Axis]: Registered Investment Companies | VANGUARD VMMR-FED MONEY MARKET
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	167,141,257
Current value	167,141,257
Investment, Identifier [Axis]: Synthetic guaranteed investment contract and wrapper contracts | ADJUSTMENT FROM FAIR VALUE TO CONTRACT VALUE GUARANTEED INVESTMENT CONTRACT
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,575,893
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.375% 09/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,616,200
Current value	3,645,973
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.375% 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,360,700
Current value	2,374,787
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.5% 10/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,519,600
Current value	2,535,211
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.625% 03/31/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,125,100
Current value	3,162,345
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.625% 08/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,993,000
Current value	2,070,595
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.625% 08/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,358,800
Current value	2,387,708
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.625% 08/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	4,521,000
Current value	4,560,614
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.625% 10/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,937,500
Current value	3,945,201
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.625% 12/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,082,100
Current value	1,076,943
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 3.75% 04/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	2,138,800
Current value	2,167,099
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4% 01/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	8,740,000
Current value	8,937,942
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4% 02/29/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	6,792,800
Current value	6,955,969
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4% 03/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,856,500
Current value	3,945,240
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4% 05/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	3,602,100
Current value	3,660,707
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4% 07/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	5,083,000
Current value	5,234,013
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4.125% 10/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,837,500
Current value	1,881,920
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4.25% 02/28/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	4,180,100
Current value	4,325,045
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4.375% 12/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	1,327,800
Current value	1,363,596
Investment, Identifier [Axis]: US Treasury Notes | UST NOTES 4.5% 05/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	9,868,500
Current value	$ 10,191,260